Insurance Contracts_Changes of net losses on overlay adjustment(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Changes Of Net Losses On Overlay Adjustment [Abstract]
Beginning	[1]	₩ (7,146)	₩ (7,559)	[2]
Recognition of other comprehensive income due to acquisition and valuation	[1]	196,110	17,205
Raclassification to profit or loss due te disposal	[1]	(1,887)	(16,792)
Ending	[1]	₩ 187,077	₩ (7,146)

[1]	Amounts are net of tax
[2]	The balance at the beginning of the year ended December 31, 2018 is calculated based on IFRS 9.